BALANCE SHEET COMPONENTS - Schedule of Prepaid Expenses and Other Current Assets (Parenthetical) (Details) - USD ($)		Mar. 31, 2026	Dec. 31, 2025
Related Party Transaction [Line Items]
Amounts receivable	[1]	$ 1,306,336
Interest receivable (related party)	[2]	582,860	$ 233,498
Contract assets	[3]	30,527
RegTech [Member]
Related Party Transaction [Line Items]
Amounts receivable		1,160,603
Contract assets		13,280
TAG [Member]
Related Party Transaction [Line Items]
Amounts receivable		145,733
SYME Convertible Note Receivable (Related Party) [Member]
Related Party Transaction [Line Items]
Interest receivable (related party)		415,469
SYME Bonds (Related Party) [Member]
Related Party Transaction [Line Items]
Interest receivable (related party)		$ 37,203

[1]	The amount presented as of March 31, 2026 includes amounts receivable from RegTech Open Project PLC ("RegTech"), a United Kingdom company controlled by the Company's Executive Chairman and Co-Chief Executive Officer, and The AvantGarde Group ("TAG"), which is founded and owned by the Company's Executive Chairman and Co-Chief Executive Officer, of $1,160,603 and $145,733, respectively.
[2]	The amount presented as of March 31, 2026 includes interest receivable from related parties in connection with the SYME Convertible Note Receivable and the SYME Bonds of $415,469 and $37,203, respectively.
[3]	The amount presented as of March 31, 2026 includes contract assets with RegTech of $13,280.